Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	LDR Real Estate Value-Opportunity Fund
Class Name	Institutional Class Shares
Trading Symbol	HLRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LDR Real Estate Value-Opportunity Fund, Institutional Class Shares for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at ldrcapitalmgmt.com/mutual-funds/. You can also request this information by contacting us at (800) 673-0550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	ldrcapitalmgmt.com/mutual-funds/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$463	4.84%

Expenses Paid, Amount	$ 463
Expense Ratio, Percent	4.84%
Factors Affecting Performance [Text Block]

Performance Summary

For the period of January 1, 2025, to December 31, 2025, the LDR Real Estate Value-Opportunity Fund Institutional Class (the “Fund”) was down (8.89)%. This underperformed the FTSE NAREIT All Equity REIT Index, which returned 2.27% and the S&P 500® Index, which returned 17.88% during the same period.

Relative underperformance was driven in part by:

1. Extraordinary merger-related expenses associated with the merger of the Altegris/AACA Opportunistic Real Estate Fund into the LDR Real Estate Value-Opportunity Fund. The merger has been completed as of year-end 2025.

2. A substantial write down of a non-traded equity position in the life science sector. This position represents a de minimis portion of AUM as of year-end.

On a gross basis, the Fund’s equity component returned (4.47)% while the REIT preferred positions returned 0.77%. Overall fund yield at 12/31/25 was 4.1%.

Sector Allocation: The Fund maintains exposure across real estate property segments that largely reflects the FTSE NAREIT All Equity REIT index. The biggest sector overweights include:

•   Data Center (10.4%) – Very strong demand for data centers from both AI-related deployments and corporate enterprises that continue to migrate more workflow to data centers. This is coupled with constrained supply due to lack of ability of electric power.

•    Telecommunications (13.1%) – Tower companies that provide the physical structure on which telecom companies place their antennas and radio equipment. This is a stable business with extremely limited new supply, and represents a critical part of their tenants’ ability to execute their business.

•     Unique out of index positions (11.1%) – Investments in unique opportunities that offer strong risk-adjusted returns.

•     Preferreds (4.5%) – Preferred holdings contribute a high yield of 10.3%, enhancing portfolio cash flow. Holdings also trade at a discount to par, which provides potential capital appreciation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	10 Year
Institutional Class	-8.89%	4.03%	3.76%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REIT Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2025
Updated Performance Information Location [Text Block]	For more recent performance information visit ldrcapitalmgmt.com/mutual-funds/.
Net Assets	$ 29,132,258
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 127,703
Investment Company, Portfolio Turnover	85.95%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$29,132,258
Number of Holdings	28
Total Net Advisory Fee	$127,703
Portfolio Turnover Rate	85.95%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Money Market Fiduciary	9.80%
Prologis, Inc.	8.25%
American Tower Corporate REIT	5.93%
Simon Property Group, Inc.	5.56%
Equinix, Inc.	5.33%
Welltower, Inc.	5.06%
Crown Castle, Inc.	4.93%
Ventas, Inc.	4.56%
Realty Income Corp.	4.31%
Digital Realty Trust, Inc.	4.29%

Material Fund Change [Text Block]

Material Changes

Fund Reorganization

Effective October 31, 2025, the Fund completed the reorganization of the Altegris/AACA Opportunistic Real Estate Fund, a series of Northern Lights Fund Trust, into the Fund. The reorganization was approved by the applicable boards and shareholders prior to closing. LDR Capital Management, LLC continues to serve as the Fund’s investment adviser and retains overall investment discretion.

Expense Limitation Agreement

Effective November 1, 2025, the Fund implemented an expense limitation agreement under which the investment adviser agreed to limit the Fund’s total annual operating expenses to 1.55%. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP, or other extraordinary expenses not incurred in the ordinary course of business. No expense limitation agreement was in effect from January 1, 2025 through October 31, 2025.

Material Fund Change Expenses [Text Block]

Expense Limitation Agreement

Effective November 1, 2025, the Fund implemented an expense limitation agreement under which the investment adviser agreed to limit the Fund’s total annual operating expenses to 1.55%. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP, or other extraordinary expenses not incurred in the ordinary course of business. No expense limitation agreement was in effect from January 1, 2025 through October 31, 2025.

LDR Real Estate Value-Opportunity Fund, Platform Class Shares
Shareholder Report [Line Items]
Fund Name	LDR Real Estate Value-Opportunity Fund
Class Name	Platform Class Shares
Trading Symbol	HLPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LDR Real Estate Value-Opportunity Fund, Platform Class Shares for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at ldrcapitalmgmt.com/mutual-funds/. You can also request this information by contacting us at (800) 673-0550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	ldrcapitalmgmt.com/mutual-funds/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Platform Class	$589	6.17%

Expenses Paid, Amount	$ 589
Expense Ratio, Percent	6.17%
Factors Affecting Performance [Text Block]

Performance Summary

For the period of January 1, 2025, to December 31, 2025, the LDR Real Estate Value-Opportunity Fund Platform Class (the “Fund”) was down (9.20%). This underperformed the FTSE NAREIT All Equity REIT Index, which returned 2.27% and the S&P 500® Index, which returned 17.88% during the same period.

Relative underperformance was driven in part by:

1. Extraordinary merger-related expenses associated with the merger of the Altegris/AACA Opportunistic Real Estate Fund into the LDR Real Estate Value-Opportunity Fund. The merger has been completed as of year-end 2025.

2. A substantial write down of a non-traded equity position in the life science sector. This position represents a de minimis portion of AUM as of year-end.

On a gross basis, the Fund’s equity component returned (4.47)% while the REIT preferred positions returned 0.77%. Overall fund yield at 12/31/25 was 4.1%.

Sector Allocation: The Fund maintains exposure across real estate property segments that largely reflects the FTSE NAREIT All Equity REIT index. The biggest sector overweights include:

•   Data Center (10.4%) – Very strong demand for data centers from both AI-related deployments and corporate enterprises that continue to migrate more workflow to data centers. This is coupled with constrained supply due to lack of ability of electric power.

•    Telecommunications (13.1%) – Tower companies that provide the physical structure on which telecom companies place their antennas and radio equipment. This is a stable business with extremely limited new supply, and represents a critical part of their tenants’ ability to execute their business.

•     Unique out of index positions (11.1%) – Investments in unique opportunities that offer strong risk-adjusted returns.

•     Preferreds (4.5%) – Preferred holdings contribute a high yield of 10.3%, enhancing portfolio cash flow. Holdings also trade at a discount to par, which provides potential capital appreciation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	10 Year
Platform Class	-9.20%	3.72%	3.47%
S&P 500® Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REIT Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2025
Updated Performance Information Location [Text Block]	For more recent performance information visit ldrcapitalmgmt.com/mutual-funds/.
Net Assets	$ 29,132,258
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 127,703
Investment Company, Portfolio Turnover	85.95%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$29,132,258
Number of Holdings	28
Total Net Advisory Fee	$127,703
Portfolio Turnover Rate	85.95%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Money Market Fiduciary	9.80%
Prologis, Inc.	8.25%
American Tower Corporate REIT	5.93%
Simon Property Group, Inc.	5.56%
Equinix, Inc.	5.33%
Welltower, Inc.	5.06%
Crown Castle, Inc.	4.93%
Ventas, Inc.	4.56%
Realty Income Corp.	4.31%
Digital Realty Trust, Inc.	4.29%

Material Fund Change [Text Block]

Material Changes

Fund Reorganization

Effective October 31, 2025, the Fund completed the reorganization of the Altegris/AACA Opportunistic Real Estate Fund, a series of Northern Lights Fund Trust, into the Fund. The reorganization was approved by the applicable boards and shareholders prior to closing. LDR Capital Management, LLC continues to serve as the Fund’s investment adviser and retains overall investment discretion.

Expense Limitation Agreement

Effective November 1, 2025, the Fund implemented an expense limitation agreement under which the investment adviser agreed to limit the Fund’s total annual operating expenses to 1.55%. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP, or other extraordinary expenses not incurred in the ordinary course of business. No expense limitation agreement was in effect from January 1, 2025 through October 31, 2025.

Material Fund Change Expenses [Text Block]

Expense Limitation Agreement

Effective November 1, 2025, the Fund implemented an expense limitation agreement under which the investment adviser agreed to limit the Fund’s total annual operating expenses to 1.55%. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP, or other extraordinary expenses not incurred in the ordinary course of business. No expense limitation agreement was in effect from January 1, 2025 through October 31, 2025.